Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES:
Net income	$ 175,562	$ 41,332	$ 145,269
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	108,206	107,395	101,793
Amortization and write-off of deferred financing costs	6,309	5,580	11,752
Amortization of deferred dry dock and special survey costs	7,289	5,364	3,306
Provision for losses on accounts receivable	17,136	239	4,660
Unrealized loss/(gain) on FFA derivatives	124	(289)	19,903
Unrealized gain on warrants			(5,888)
Unrealized gain on interest rate swaps			(1,133)
Share based compensation and consultancy fees	4,712	4,252	8,095
Gain on sale of assets	(323)	(38,822)	(55,432)
Gain on repurchase of convertible bond			(3,799)
Loss on bond extinguishment		5,573
Loss/(gain) on change in control		35,325	(17,742)
Income tax expense/(benefit)	312	(56)	414
Equity in affiliates, net of dividends received	(2,317)	6,909	307
Changes in operating assets and liabilities:
Decrease in restricted cash	1,317	13,043	3,855
(Increase)/decrease in accounts receivable	(1,434)	(32,594)	3,465
Increase in inventories	(9,820)	(2,311)	(5,708)
Decrease/(increase) in prepaid expenses and other assets	18,384	(4,375)	8,478
Increase in due from affiliate companies	(59,134)	(50,786)	(630)
Increase/(decrease) in accounts payable	6,701	1,333	(11,445)
Increase/(decrease) in accrued expenses	9,483	18,539	(1,927)
(Decrease)/increase in deferred income	(13,340)	10,168	(2,104)
Decrease in other long term liabilities	(20,739)	(6,742)	(15,123)
(Decrease)/increase in derivative assets and liabilities	(121)	335	7,612
Payments for dry dock and special survey costs	(14,461)	(12,769)	(9,337)
Net cash provided by operating activities	233,846	106,643	188,641
INVESTING ACTIVITIES:
Cash acquired through asset acquisition	33
Deconsolidation of Navios Acquisition		(72,425)
Acquisition of subsidiary, net of cash acquired			(98,913)
Proceeds from sale of assets	67,500	120,000	484,082
Decrease in restricted cash		778	67,659
Receipts from investment in finance lease			180
Loan repayment from affiliate company	10,000	6,000
Loan proceeds to affiliate company	(11,120)	(33,609)
Deposits for vessel acquisitions		(66,769)	(343,243)
Acquisition of General Partner units	(1,472)	(2,052)	(6,151)
Acquisition of vessels	(38,357)	(56,059)	(222,773)
Purchase of property, equipment and other fixed assets	(19,333)	(71,128)	(16,761)
Net cash provided by/(used in) investing activities	7,251	(175,264)	(135,920)
FINANCING ACTIVITIES:
Proceeds from long-term loans	52,230	86,379	466,634
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	84,965	534,188	400,000
Repayment of long-term debt and payment of principal	(236,178)	(248,487)	(804,397)
Repayment of senior notes		(300,000)
Payments of obligations under capital leases	(1,519)	(1,040)
Proceeds from warrant exercise			(2,060)
Debt issuance costs	(1,858)	(2,767)	(23,458)
(Increase)/decrease in restricted cash	(19,623)	(284)	17,662
Acquisition of noncontrolling interest		(8,638)
Dividends to noncontrolling shareholders			(470)
Repurchase of preferred stock			(49,016)
Preferred shares issuance costs			(1,819)
Repurchase of convertible bond			(29,100)
Issuance of common stock	93	415	415
Dividends paid	(32,435)	(27,238)	(27,037)
Proceeds from equity offering, net of fees			33,402
Acquisition of treasury stock		(221)
Net cash (used in)/provided by financing activities	(154,325)	32,307	(19,244)
Increase/(decrease) in cash and cash equivalents	86,772	(36,314)	33,477
Cash and cash equivalents, beginning of year	171,096	207,410	173,933
Cash and cash equivalents, end of year	257,868	171,096	207,410
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	102,119	78,151	85,361
Cash paid for income taxes	864	834	485
Non-cash investing and financing activities
Capitalized deferred financing costs into vessel cost	135	291	590
Reclassification of investments in available for sale securities to investments in affiliates (Note 9)	82,572
Reclassification of accumulated other comprehensive income to investments in affiliates (Note 9)	6,158
Purchase of property and equipment	(15,413)
Working Capital Acquired	597
Revaluation of vessels due to restructuring of capital lease obligations	4,590
Decrease in capital lease obligations due to restructuring	(4,590)
Issuance of preferred stock in connection with the acquisition of vessels (Note 7 and 17)			69,301
Dividends declared but not paid		6,149	7,214
Shares released to the shareholders of Horamar (Note 3)			10,869
Investments in available for sale securities (Note 24)	810	10,283	35,297
Debt assumed in connection with acquisitions of businesses (Note 11)			543,438
Capital lease obligations			34,033
Consultancy Fees			5,619
Contribution from non controlling shareholders			$ (2,237)